CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		51 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Income Statement [Abstract]
Net loss for the period	$ (2,813,613)	$ (3,207,097)	$ (73,524,647)
Items that may be reclassified subsequently to the consolidated statement of operations
Unrealized gain (loss) on marketable securities (Note 4)	36,370	(79,450)	716,451
Adjustment for realized (gains) losses included in net loss	0	0	(1,017,653)
Impairment of marketable securities	0	0	612,223
Other comprehensive income (loss)	36,370	(79,450)	311,021
Comprehensive loss for the period	$ (2,777,243)	$ (3,286,547)	$ (73,213,626)